NORTHQUEST CAPITAL FUND, INC.
                                16 Rimwood Lane
                             Colts Neck, NJ  07722
                                  732-892-1057



                                                             February 23, 2005


Mr. Dominic Minore
Securities and Exchange Commission
Washington D.C.  20549

RE: Review of N-1A/485 (a) POS filing.

Dear Mr. Minore:

   The Fund has enclosed its N-1A for your review and comments.
I can be contacted at 732-757-5835.

Sincerely,

By: /s/ Peter J. Lencki
        President
        NorthQuest Capital Fund, Inc.